Pension and Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Reconciliation of Changes in Company Sponsored Defined Benefit Pension Plans [Text Block]
	Fiscal Year Ended
	September 30,
	2012	2011
Change in Projected Benefit Obligations:
Benefit obligation at beginning of year	$154,887	$142,982
Interest cost	6,560	7,036
Actuarial losses	17,942	11,287
Benefit payments	(13,134)	(6,446)
Other	(11)	28
Benefit obligation at end of year	$166,244	$154,887
Change in Plan Assets:
Fair value of plan assets at beginning of year	$122,242	$113,475
Actual return on plan assets	26,775	4,014
Employer contributions	23,444	12,185
Expenses	(936)	(986)
Benefit payments	(13,134)	(6,446)
Fair value of plan assets at end of year	$158,391	$122,242
Funded Status and Amounts Recognized:
Funded status	$(7,853)	$(32,645)
Net amount recognized	$(7,853)	$(32,645)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(4,456)	$(10,730)
Noncurrent liabilities	(3,397)	(21,915)
Net amount recognized	$(7,853)	$(32,645)

Weighted Average Assumptions Used In Computing Benefit Obligation [Text Block]
	2012	2011
Discount rate	3.70%	4.60%
Rate of increase in compensation levels	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%

Schedule of Net Benefit Costs [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$6,560	$7,036	$6,959
Expected return on plan assets	(10,475)	(9,289)	(7,918)
Recognized net actuarial loss	4,758	4,768	3,964
Loss due to curtailments, settlements and other	1,518	828	52
Net periodic pension cost of defined benefit pension plans	2,361	3,343	3,057
Net pension cost of multi-employer plans	294	340	364
Total pension expense	$2,655	$3,683	$3,421

Weighted Average Assumptions Used in Computing Net Periodic Benefit Cost [Text Block]
	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Rate of increase in compensation levels	N/A	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%	8.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Pension Asset		Target
	Allocation		Allocation
	2012	2011	2012	2011
Asset Category:
Equity securities	42%	53%	42%	60%
Debt securities	58	47	58	40
Total	100%	100%	100%	100%

Accumulated and Projected Benefit Obligations in Excess of Plan Assets [Text Block]
	2012	2011
Accumulated benefit obligation	$166,244	$154,887
Projected benefit obligation	$166,244	$154,887
Plan assets at fair value	$158,391	$122,242

Schedule of Expected Benefit Payments [Table Text Block]
Pension Benefits
Fiscal Year:
2013	$10,257
2014	6,393
2015	6,755
2016	7,554
2017	8,319
2018-2022	40,839
Total	$80,117

Reconciliation of Changes in Company Sponsored Postretirement Benefit Plans [Text Block]
	Fiscal Year Ended
	September 30,
	2012	2011
Change in Accumulated Benefit Obligations:
Benefit obligation at beginning of year	$11,500	$12,777
Interest cost	501	604
Actuarial loss (gain)	116	(538)
Benefit payments	(1,307)	(1,343)
Benefit obligation at end of year	$10,810	$11,500
Change in Plan Assets:
Fair value of plan assets at beginning of year	$-	$-
Employer contributions	1,307	1,343
Benefit payments	(1,307)	(1,343)
Fair value of plan assets at end of year	$-	$-
Funded Status and Amounts Recognized:
Funded status	$(10,810)	$(11,500)
Net amount recognized	$(10,810)	$(11,500)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(943)	$(1,186)
Noncurrent liabilities	(9,867)	(10,314)
Net amount recognized	$(10,810)	$(11,500)

Weighted Average Assumptions Used in Computing Funded Status [Text Block]
	2012	2011
Discount rate	3.70%	4.60%
Health care trend rate assumed for next year	7.82%	8.10%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2022	2021

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$ 54	$ (46)
Effect on benefit obligation	$ 1,182	$ (1,002)

Components of Net Periodic Benefit Costs For Company Sponsored Postretirement Benefit Plans [Text Block]
	Fiscal Year Ended
	September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$501	$604	$634
Recognized net actuarial gains	(958)	(455)	(532)
Total postretirement (income)/benefit expense	$(457)	$149	$102

Weighted Average Assumptions Used in Computing Postretirement Benefit Plans Net Periodic Benefit [Text Block]
	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Health care trend rate assumed for next year	8.10%	8.39%	8.25%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2021	2020

Expected Post Retirement Benefit Payments [Text Block]
Postretirement Benefits

Fiscal Year:
2013	$943
2014	886
2015	730
2016	693
2017	657
2018-2022	2,863
Total	$6,772